UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04447
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Brandywine Fund, Inc.
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(Exact name of registrant as specified in charter)

     P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
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(Name and address of agent for service)

(302) 656-3017
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Registrant's telephone number, including area code

Date of fiscal year end:  SEPTEMBER 30

Date of reporting period: JUNE 30, 2008

Item 1. Schedule of Investments.

Brandywine Fund, Inc. Schedule of Investments June 30, 2008 (Unaudited)

Shares/Principal Amount		Value

Common Stocks-97.6% (A)
CONSUMER DISCRETIONARY
Apparel Retail-5.0%
1,657,000	Aeropostale, Inc.*	$51,913,810
988,700	J. Crew Group, Inc.*	32,636,987
4,441,900	Urban Outfitters, Inc.*	138,542,861

Computer & Electronics Retail-0.8%
843,400	GameStop Corp.*	34,073,360

Footwear-0.6%
183,200	Deckers Outdoor Corp.*	25,501,440

General Merchandise Stores-0.8%
1,075,700	Big Lots, Inc.*	33,604,868
84,500	Dollar Tree, Inc.*	2,762,305

Home Improvement Retail-0.0%
118,900	Lumber Liquidators, Inc.*	1,545,700
Total Consumer Discretionary		320,581,331

CONSUMER STAPLES
Drug Retail-3.2%
3,575,900	CVS Caremark Corp.	141,498,363

Household Products-1.5%
1,182,900	Church & Dwight Co., Inc.	66,656,415

Hypermarkets & Super Centers-3.3%
609,300	BJ's Wholesale Club, Inc.*	23,579,910
1,754,900	Costco Wholesale Corp.	123,088,686

Personal Products-0.9%
1,072,500	Avon Products, Inc.	38,631,450
Total Consumer Staples		393,454,824

ENERGY
Oil & Gas Drilling-3.2%
1,087,700	Hercules Offshore, Inc.*	41,354,354
2,025,600	Nabors Industries Ltd.*	99,720,288

Oil & Gas Equipment & Services-5.7%
71,100	Acergy SA SP-ADR	1,582,686
782,200	Complete Production Services, Inc.*	28,487,724
268,800	Core Laboratories N.V.*	38,263,680
1,687,200	Global Industries, Ltd.*	30,251,496
899,000	Oil States International, Inc.*	57,032,560
70,788	Tesco Corp.*	2,261,677
1,649,400	Weatherford International Ltd.*	81,793,746
368,300	Willbros Group, Inc.*	16,135,223

Oil & Gas Exploration & Production-8.7%
1,661,400	Cabot Oil & Gas Corp.	112,526,622
449,500	CNX Gas Corp.*	18,896,980
1,261,900	Comstock Resources, Inc.*	106,542,217
1,368,400	EXCO Resources, Inc.*	50,507,644
181,800	Goodrich Petroleum Corp.*	15,074,856
1,822,600	Petrohawk Energy Corp.*	84,404,606
Total Energy		784,836,359

FINANCIALS
Property & Casualty Insurance-0.0%
20,900	ProAssurance Corp.*	1,005,499
Total Financials		1,005,499

HEALTH CARE
Biotechnology-1.6%
1,089,500	Cephalon, Inc.*	72,658,755

Health Care Equipment-1.6%
258,400	Beckman Coulter, Inc.	17,449,752
802,300	Gen-Probe Inc.*	38,093,204
536,300	Thoratec Corp.*	9,326,257
150,000	Wright Medical Group, Inc.*	4,261,500

Health Care Facilities-0.6%
649,200	Psychiatric Solutions, Inc.*	24,565,728

Health Care Supplies-0.3%
292,100	The Cooper Companies, Inc.	10,851,515
148,100	Immucor, Inc.*	3,832,828

Health Care Technology-0.3%
659,600	Eclipsys Corp.*	12,110,256

Life Sciences Tools & Services-8.7%
720,900	Charles River Laboratories International, Inc.*	46,079,928
1,422,200	Covance Inc.*	122,337,644
3,254,600	Thermo Fisher Scientific, Inc.*	181,378,858
425,200	Varian Inc.*	21,710,712
216,400	Waters Corp.*	13,957,800

Pharmaceuticals-3.9%
1,655,800	Perrigo Co.	52,604,766
2,630,700	Teva Pharmaceutical Industries Ltd. SP-ADR	120,486,060
Total Health Care		751,705,563

INDUSTRIALS
Aerospace & Defense-0.7%
591,400	Honeywell International Inc.	29,735,592

Construction & Engineering-1.1%
668,600	EMCOR Group, Inc.*	19,075,158
69,400	Fluor Corp.	12,913,952
568,500	Quanta Services, Inc.*	18,913,995

Construction & Farm Machinery & Heavy Trucks-0.8%
130,400	Titan International, Inc.	4,644,848
643,900	Wabtec Corp. d/b/a Westinghouse
	Air Brake Technologies Corp.	31,306,418

Diversified Commercial & Professional Services-1.5%
2,140,600	Corrections Corporation of America*	58,802,282
431,300	TeleTech Holdings, Inc.*	8,608,748

Electrical Components & Equipment-0.7%
763,900	GrafTech International Ltd.*	20,495,437
365,500	Polypore International, Inc.*	9,258,115

Environmental & Facilities Services-1.2%
1,159,650	Republic Services, Inc.	34,441,605
545,250	Waste Connections, Inc.*	17,409,832

Human Resource & Employment Services-0.1%
85,400	Watson Wyatt Worldwide Inc.	4,516,806

Industrial Conglomerates-6.9%
2,716,000	McDermott International, Inc.*	168,093,240
1,256,400	Walter Industries, Inc.	136,658,628

Industrial Machinery-1.2%
124,900	CLARCOR Inc.	4,383,990
32,900	ESCO Technologies, Inc.*	1,543,668

359,900	SPX Corp.	47,409,627

Marine-0.9%
364,700	Eagle Bulk Shipping Inc.	10,784,179
156,600	Excel Maritime Carriers Ltd.	6,146,550
196,400	Genco Shipping & Trading Ltd.	12,805,280
378,400	Safe Bulkers, Inc.*	7,129,056
77,000	TBS International Ltd.*	3,076,150

Marine Ports & Services-0.6%
613,800	Aegean Marine Petroleum Network Inc.	24,975,522

Railroads-0.3%
367,000	Genesee & Wyoming Inc.*	12,485,340
Total Industrials		705,614,018

INFORMATION TECHNOLOGY
Application Software-0.3%
573,200	Informatica Corp.*	8,620,928
300,300	Quest Software, Inc.*	4,447,443

Communications Equipment-4.4%
2,827,300	Corning Inc.	65,169,265
2,624,800	Harris Corp.	132,526,152

Computer Hardware-1.7%
444,800	Apple, Inc.*	74,477,312

Computer Storage & Peripherals-1.6%
4,756,500	EMC Corp.*	69,872,985

Data Processing & Outsourced Services-2.2%
1,651,400	Affiliated Computer Services, Inc.*	88,333,386
672,800	CyberSource Corp.*	11,255,944

Electronic Equipment Manufacturers-1.5%
709,800	Mettler-Toledo International Inc.*	67,331,628

Electronic Manufacturing Services-0.3%
546,300	Molex Inc.	13,335,183

Internet Software & Services-0.2%
649,100	Ariba, Inc.*	9,548,261

IT Consulting & Other Services-0.7%
26,100	CACI International Inc.*	1,194,597
187,900	Gartner, Inc.*	3,893,288
1,287,100	SAIC, Inc.*	26,784,551

Semiconductor Equipment-0.8%
607,000	MEMC Electronic Materials, Inc.*	37,354,780

Semiconductors-1.6%
446,000	Atheros Communications*	13,380,000
1,531,400	Intersil Corp.	37,243,648
370,900	Monolithic Power Systems, Inc.*	8,018,858
396,300	Silicon Laboratories Inc.*	14,302,467

Systems Software-7.5%
3,568,200	Check Point Software Technologies Ltd.*	84,459,294
950,800	MICROS Systems, Inc.*	28,989,892
9,243,000	Oracle Corp.*	194,103,000
1,453,300	Symantec Corp.*	28,121,355
Total Information Technology		1,022,764,217

MATERIALS
Diversified Chemicals-3.2%
1,596,200	FMC Corp.	123,609,728
791,000	Olin Corp.	20,708,380

Industrial Gases-2.9%
1,326,100	Air Products and Chemicals, Inc.	131,098,246

Metal & Glass Containers-1.7%
2,907,700	Crown Holdings, Inc.*	75,571,123

Steel-0.1%
90,800	Steel Dynamics, Inc.	3,547,556
Total Materials		354,535,033

TELECOMMUNICATION SERVICES
Wireless Telecommunication Services-0.2%
513,300	Syniverse Holdings Inc.*	8,315,460
Total Telecommunication Services		8,315,460

Total common stocks
	(Cost $3,772,523,947)	4,342,812,304

Short-Term Investments-3.8% (A)
Federal Agencies-3.7%
$166,500,000	Federal Home Loan Bank, due 7/01/08,
	discount of 2.00%	166,500,000
Total federal agencies
	(Cost $166,500,000)	166,500,000

Variable Rate Demand Note-0.1%
3,297,810	U.S. Bank, N.A., 2.23%	3,297,810

Total variable rate demand notes
(Cost $3,297,810)	3,297,810

Total short-term investments
(Cost $169,797,810)	169,797,810

Total investments – 101.4%
(Cost $3,942,321,757)	4,512,610,114

Liabilities, less cash and
receivables (1.4%) (A)	(64,647,497)
TOTAL NET ASSETS – 100.0%	$4,447,962,617

* Non-dividend paying security.

(A) Percentages for the various classifications relate to net assets.

ADR-American Depositary Receipts

N.V.-Netherlands Antillies Limited Liability Corp.

As of June 30, 2008, investment cost for federal tax purposes was $3,950,789,881 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$ 695,196,638
Aggregate gross unrealized depreciation	(133,376,405)
Net unrealized appreciation	$ 561,820,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Fund, Inc. By (Signature and Title)/s/William F. D'Alonzo William F. D’Alonzo, President Date 8/08/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/William F. D'Alonzo
                        William F. D’Alonzo, President

Date 8/08/08

By (Signature and Title)/s/Lynda J. Campbell
                        Lynda J. Campbell, Treasurer

Date 8/11/08